IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Oct. 31, 2017
Assets
Cash and non-interest-bearing deposits with banks	$ 3,941	$ 4,178	$ 4,088	$ 4,380	$ 3,663	$ 5,112	$ 3,440
Interest-bearing deposits with banks	12,758			13,311
Securities	119,699			101,664
Cash collateral on securities borrowed	4,899			5,488
Securities purchased under resale agreements	50,523			43,450
Loans
Residential mortgages	207,531			207,749
Personal	43,622			43,058
Credit card	12,699			12,673
Business and government	123,680			109,555
Allowance for credit losses	(1,771)	(1,751)		(1,639)	(1,641)
Derivative instruments	24,582			21,431
Customers' liability under acceptances	9,679			10,265
Other assets	30,680
Total assets	642,522			597,099
Liabilities
Deposits	481,044			461,015
Obligations related to securities sold short	13,543			13,782
Cash collateral on securities lent	1,917			2,731
Obligations related to securities sold under repurchase agreements	50,097			30,840
Derivative instruments	25,895			20,973
Acceptances	9,740			10,296
Other liabilities	16,656
Subordinated indebtedness	5,620			4,080
Equity	38,010	$ 37,213		35,116	$ 34,554
Total liabilities and equities	642,522			597,099
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	3,941
Interest-bearing deposits with banks	12,758
Securities	3,691
Cash collateral on securities borrowed	4,899
Securities purchased under resale agreements	33,757
Loans
Residential mortgages	2,717
Personal	524
Credit card	267
Business and government	14,138
Derivative instruments	4,179
Customers' liability under acceptances	8,488
Total assets	89,359			71,919
Liabilities
Deposits	27,592
Obligations related to securities sold short	13,543
Cash collateral on securities lent	1,917
Obligations related to securities sold under repurchase agreements	43,386
Derivative instruments	3,948
Acceptances	8,549
Total liabilities and equities	98,935			78,258
Later than one months and not later than three months [member]
Assets
Securities	3,872
Securities purchased under resale agreements	9,843
Loans
Residential mortgages	5,434
Personal	510
Credit card	533
Business and government	4,210
Derivative instruments	2,797
Customers' liability under acceptances	1,160
Total assets	28,359			28,094
Liabilities
Deposits	30,225
Obligations related to securities sold under repurchase agreements	4,551
Derivative instruments	3,136
Acceptances	1,160
Total liabilities and equities	39,072			33,933
3 - 6 months [member]
Assets
Securities	2,004
Securities purchased under resale agreements	5,479
Loans
Residential mortgages	10,316
Personal	879
Credit card	800
Business and government	4,862
Derivative instruments	2,042
Customers' liability under acceptances	22
Total assets	26,404			22,273
Liabilities
Deposits	39,520
Obligations related to securities sold under repurchase agreements	1,918
Derivative instruments	2,462
Acceptances	22
Total liabilities and equities	43,922			36,399
6 - 9 months [Member]
Assets
Securities	3,578
Securities purchased under resale agreements	1,098
Loans
Residential mortgages	10,947
Personal	1,097
Credit card	800
Business and government	4,156
Derivative instruments	1,065
Customers' liability under acceptances	7
Total assets	22,748			28,495
Liabilities
Deposits	29,740
Derivative instruments	1,219
Acceptances	7
Total liabilities and equities	30,966			32,776
9 - 12 months [Member]
Assets
Securities	2,737
Securities purchased under resale agreements	346
Loans
Residential mortgages	16,188
Personal	1,076
Credit card	800
Business and government	6,607
Derivative instruments	760
Customers' liability under acceptances	2
Total assets	28,516			19,833
Liabilities
Deposits	26,663
Obligations related to securities sold under repurchase agreements	242
Derivative instruments	1,041
Acceptances	2
Total liabilities and equities	27,948			27,726
1 - 2 years [member]
Assets
Securities	9,799
Loans
Residential mortgages	48,698
Personal	184
Credit card	3,200
Business and government	16,984
Derivative instruments	2,640
Total assets	81,505			83,405
Liabilities
Deposits	28,864
Derivative instruments	3,203
Total liabilities and equities	32,067			29,779
2 - 5 years [member]
Assets
Securities	39,220
Loans
Residential mortgages	103,890
Personal	2,389
Credit card	6,299
Business and government	39,829
Derivative instruments	3,518
Total assets	195,145			187,178
Liabilities
Deposits	47,519
Derivative instruments	3,913
Total liabilities and equities	51,432			56,793
Over five year [member]
Assets
Securities	26,357
Loans
Residential mortgages	8,870
Personal	2,853
Business and government	13,492
Derivative instruments	7,581
Total assets	59,153			53,821
Liabilities
Deposits	10,523
Derivative instruments	6,973
Subordinated indebtedness	5,620
Total liabilities and equities	23,116			19,607
No specific maturity [member]
Assets
Securities	28,441
Loans
Residential mortgages	471
Personal	34,110
Business and government	19,402
Allowance for credit losses	(1,771)
Other assets	30,680
Total assets	111,333			102,081
Liabilities
Deposits	240,398
Other liabilities	16,656
Equity	38,010
Total liabilities and equities	$ 295,064			$ 281,828